Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Value	$ 248,136.7	$ 218,193.3
Fair Value Asset	2,967.5	1,915.9
Fair Value Liability	2,963.2	1,904.4
Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	243,135.0	213,246.7
Fair Value Asset	2,844.7	1,735.3
Fair Value Liability	2,846.2	1,730.4
Interest Rate Contracts
Derivative [Line Items]
Notional Value	5,001.7	4,946.6
Fair Value Asset	122.8	180.6
Fair Value Liability	$ 117.0	$ 174.0